Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	¥ 107,575	$ 791	¥ 73,034	¥ 50,476